Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Feb. 28, 2017
Direxion Daily S&P 500® Bull 1.25X Shares | Direxion Daily S&P 500 Bull 1.25X Shares
Prospectus:
Trading Symbol	LLSP
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
Prospectus:
Trading Symbol	LLSC